Capital adequacy - Own funds (Details) - Parent Company - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 21,344	kr 20,432
Regulatory adjustments to Common Equity Tier 1 capital	(506)	(507)
Total Common Equity Tier-1 capital	20,838	19,925
Own funds	20,838	19,925
Share capital
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	3,990	3,990
Retained earnings
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	16,133	15,518
Accumulated other comprehensive income and other reserves
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	212	323
Independently reviewed profit net of any foreseeable charge or dividend
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	1,009	601
Additional value adjustments due to prudent valuation
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	(474)	(395)
Intangible assets
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	(44)	(99)
Fair value reserves related to gains or losses on cash flow hedges
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	97
Own credit risk
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	9	98
Negative amounts resulting from the calculation of expected loss amounts
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	kr (94)	kr (111)